9. SHARE CAPITAL (Details - Warrants activity) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants outstanding, beginning balance	4,367,297	4,533,963	3,865,797
Warrants issued	0	0	668,166
Warrants canceled / exercised	0	0	0
Warrants expired	(1,234,741)	(166,666)	0
Warrants outstanding, ending balance	3,131,556	4,367,297	4,533,963
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding beginning	$ 1.75	$ 1.70	$ 2.00
Warrants issued			0.40
Warrants canceled / exercised
Warrants expired	1.54	0.68
Weighted Average Exercise Price Outstanding, ending	$ 1.84	$ 1.75	$ 1.70
Warrants Exercisable
Warrants Exercisable outstanding	3,131,556	4,367,297	3,865,797
Weighted Average Exercise Price outstanding	$ 1.84	$ 1.75	$ 2.00